Description of the Truist Financial Corporation 401(k) Savings Plan (Details) - EBP 401(k)	12 Months Ended
	Dec. 31, 2025 USD ($) h yr Loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Age requirement (year) | yr	21
Requisite service period	1 year
Requisite service hours | h	1,000
Participant contributions, minimum contribution percentage of eligible pre-tax earnings	0.01%
Participant contributions, maximum contribution percentage of eligible pre-tax earnings	50.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant contribution matched, percentage	4.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing percentage	50.00%
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, basis spread on variable rate	1.00%
Note receivable, number of allowed loans outstanding | Loan	1
Forfeited accounts	$ 1,022,795	$ 817,156
Forfeited account, decrease from employer contribution	$ 0
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period	12 months
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period	60 months